Trade receivables, other assets, prepaid expenses and Tax receivables	12 Months Ended
Dec. 31, 2024
Trade and other receivables [abstract]
Trade receivables, other assets, prepaid expenses and tax receivables

16.	Trade receivables, other assets, prepaid expenses and tax receivables
Trade receivables
Trade receivables are measured at amortized cost and net of an ECL allowance, calculated using the simplified approach. Changes in the allowance for trade receivables were as follows:

	At January 1, 2024	Provision	Use and other changes	Transferred to Assets held for sale	At December 31, 2024
	(€ million)
ECL allowance - Trade receivables	€551	€181	€(124)	€—	€608
An immaterial amount of Trade receivables were written off during the year ended December 31, 2024, and are still subject to enforcement activities.
The following table provides information about the exposure to credit risk and ECLs for trade receivables:

	At December 31,
	2024			2023
	Current and less than 90 days past due	90 days or more past due	Total	Current and less than 90 days past due	90 days or more past due	Total
	(€ million)
Gross amount	€5,049	€1,038	€6,087	€5,964	€964	€6,928
ECL allowance	(194)	(414)	(608)	(88)	(463)	(551)
Carrying amount	€4,855	€624	€5,479	€5,876	€501	€6,377
In addition to the amounts above, a further €27 million at December 31, 2024 (€49 million at December 31, 2023) of trade receivables were measured at FVPL. Refer to Note 25, Fair value measurement for additional information.
Receivables from financing activities
Receivables from financing activities mainly relate to the business of financial services companies fully consolidated by the Company and are summarized as follows:

	At December 31,
	2024	2023
	(€ million)
Dealer financing	€2,330	€2,305
Retail financing	8,494	5,505
Finance leases	299	133
Other	1,408	1,051
Total Receivables from financing activities	€12,531	€8,994
The €3.5 billion increase in Receivables from financing activities for the year ended December 31, 2024 is mainly due to the increase in retail financing of €3.0 billion driven by the increase in the loan portfolio activity in North America and
South America. Other receivables from financing increased by €0.4 billion mainly attributable to loans extended to our joint ventures.
Receivables from financing activities are shown net of an ECL allowance. Changes in the allowance for receivables from financing activities were as follows:

	At January 1, 2024	Provision	Use and other changes	Transferred to Assets held for sale	At December 31, 2024
	(€ million)
ECL allowance - Receivables from financing activities	€195	€249	€(217)	€(1)	€226
The following table provides information about the exposure to credit risk and ECLs for receivables from financing activities:

	At December 31,
	2024				2023
	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	(€ million)
Gross amount	€12,451	€168	€138	€12,757	€8,841	€117	€114	€9,072
ECL allowance	(174)	(33)	(19)	(226)	(149)	(23)	(23)	(195)
Carrying amount	€12,277	€135	€119	€12,531	€8,692	€94	€91	€8,877
In addition to the amounts above, nil at December 31, 2024 (€117 million at December 31, 2023) of receivables from financing activities were measured at FVPL. Refer to Note 25, Fair value measurement. Refer to Note 2, Basis of preparation for details on the stages.
Other assets and prepaid expenses
Other assets and prepaid expenses consisted of the following:

	At December 31
	2024			2023
	Current	Non-current	Total	Current	Non-current	Total
	(€ million)
Receivables from financing activities at amortized cost	€5,693	€6,838	€12,531	€4,487	€4,507	€8,994
Other receivables at amortized cost	5,119	1,391	6,510	4,311	1,628	5,939
Defined benefit plan assets (Note 20)	39	924	963	24	886	910
Derivative operating assets	256	17	273	157	51	208
Prepaid expenses and other	1,866	491	2,357	1,309	622	1,931
Total other assets and prepaid expenses	€12,973	€9,661	€22,634	€10,288	€7,694	€17,982
The following table summarizes Receivables from financing activities, Other receivables at amortized cost,
Derivative operating assets and Tax receivables by due date:

	At December 31,
	2024					2023
	Total due within one year (current)	Due between one and five years	Due beyond five years	Total due after one year (non- current)	Total	Total due within one year (current)	Due between one and five years	Due beyond five years	Total due after one year (non- current)	Total
	(€ million)
Receivables from financing activities	€5,693	€5,861	€977	€6,838	€12,531	€4,487	€3,273	€1,234	€4,507	€8,994
Other receivables at amortized cost	5,119	1,295	96	1,391	6,510	4,311	1,498	130	1,628	5,939
Derivative operating assets	256	17	—	17	273	157	51	—	51	208
Total	€11,068	€7,173	€1,073	€8,246	€19,314	€8,955	€4,822	€1,364	€6,186	€15,141

Tax receivables	€1,411	€210	€17	€227	€1,638	€802	€84	€33	€117	€919
Other receivables
At December 31, 2024, Other receivables primarily consisted of tax receivables for VAT and other indirect taxes of
€4,593 million (€4,504 million at December 31, 2023).
Transfer of financial assets
At December 31, 2024, the Company had receivables due after that date, which had been transferred without recourse and which were derecognized in accordance with IFRS 9 – Financial Instruments, amounting to €14,888 million
(€16,991 million at December 31, 2023), of which 74 percent (75 percent at December 31, 2023), was mainly due from the sales network, transferred to financing companies in partnership with Santander, BNP Paribas and Crédit Agricole.
At December 31, 2024 and 2023, the carrying amount of transferred financial assets not derecognized and the related liabilities were as follows:

	At December 31,
	2024			2023
	Trade receivables	Receivables from financing activities	Total	Trade receivables	Receivables from financing activities	Total
	(€ million)
Carrying amount of assets transferred and not derecognized	€88	€5	€93	€58	€9	€67
Carrying amount of the related liabilities (Note 22)	€88	€5	€93	€58	€9	€67